Income Tax Expense - Major Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense
Accounting loss before taxes	$ (8,095)	$ (6,994)
Federal and provincial income tax rate of 27% (2018 - 27%)	(2,186)	(1,888)
Non-deductible permanent differences	977	1,064
Differences in foreign exchange rates	41	0
Effect of difference in tax rates		2
Change in deferred tax asset not recognized	1,568	1,100
Flow-through share renunciation	442	1,656
Change in estimate	(43)	(427)
Other	21	0
Income Tax Provision Recovery Adjustments	820	1,507
Income tax provision	$ 820	$ 1,507